Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing

The compensation committee generally grants annual equity awards in June of each year to our named executive officers. In addition, new hires generally receive restricted stock award grants at the time of their hiring. During 2025, the compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to the named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information.

Award Timing Method	The compensation committee generally grants annual equity awards in June of each year to our named executive officers. In addition, new hires generally receive restricted stock award grants at the time of their hiring.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false